Annual Total Returns [BarChart] - LVIP MFS International Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2014	(7.12%)
2015	0.13%
2016	(1.32%)
2017	28.93%
2018	(8.22%)
2019	26.37%
2020	2.50%